Investments Other Investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 28, 2016	Aug. 05, 2016	May 09, 2016
Investment [Line Items]
Payments to Acquire Investments		$ 0	$ 25,289	$ 6,726
Noncash or Part Noncash Acquisition, Investments Acquired			0	$ 0
Convertible debt securities [Member]
Investment [Line Items]
Payments to Acquire Investments		0
Groupon Indonesia [Member]
Investment [Line Items]
Cost Method Ownership Percentage						7.00%
Noncash or Part Noncash Acquisition, Investments Acquired	$ 2,700	2,700
Groupon Malaysia [Member]
Investment [Line Items]
Cost Method Ownership Percentage					5.00%
Noncash or Part Noncash Acquisition, Investments Acquired		2,500
Breadcrumb [Member]
Investment [Line Items]
Cost Method Ownership Percentage							13.00%
Noncash or Part Noncash Acquisition, Investments Acquired		$ 8,300
Convertible Preferred Stock [Member]
Investment [Line Items]
Payments to Acquire Investments			18,400
Convertible debt securities [Member]
Investment [Line Items]
Payments to Acquire Investments			$ 6,600